Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 8.7%
Entertainment — 1.8%
Netflix Inc.	127,785	$80,293,705 *
Walt Disney Co.	868,880	81,405,367
Total Entertainment		161,699,072
Interactive Media & Services — 5.4%
Alphabet Inc., Class A Shares	1,059,213	181,697,398
Alphabet Inc., Class C Shares	702,350	121,611,903
Meta Platforms Inc., Class A Shares	352,750	167,496,282
Total Interactive Media & Services		470,805,583
Media — 0.9%
Comcast Corp., Class A Shares	1,882,232	77,679,715
Wireless Telecommunication Services — 0.6%
T-Mobile US Inc.	269,303	49,088,551

Total Communication Services		759,272,921
Consumer Discretionary — 6.9%
Broadline Retail — 4.0%
Amazon.com Inc.	1,870,743	349,791,526 *
Specialty Retail — 2.9%
Home Depot Inc.	152,081	55,990,141
TJX Cos. Inc.	1,696,249	191,710,062
Total Specialty Retail		247,700,203

Total Consumer Discretionary		597,491,729
Consumer Staples — 6.3%
Beverages — 1.9%
Coca-Cola Co.	1,197,674	79,932,763
PepsiCo Inc.	492,839	85,098,510
Total Beverages		165,031,273
Consumer Staples Distribution & Retail — 2.3%
Walmart Inc.	2,907,134	199,545,678
Food Products — 0.9%
Mondelez International Inc., Class A Shares	598,793	40,927,501
Nestle SA, ADR	360,718	36,428,911
Total Food Products		77,356,412
Household Products — 1.2%
Procter & Gamble Co.	644,479	103,606,444

Total Consumer Staples		545,539,807
Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	850,558	136,489,042
ConocoPhillips	389,154	43,273,925
EQT Corp.	1,238,149	42,728,522
Exxon Mobil Corp.	1,163,259	137,950,885
Kinder Morgan Inc.	2,373,950	50,161,563

Total Energy		410,603,937
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 16.4%
Banks — 6.2%
Bank of America Corp.	4,097,623	$165,175,183
JPMorgan Chase & Co.	1,120,060	238,348,768
US Bancorp	2,938,766	131,891,818
Total Banks		535,415,769
Capital Markets — 1.5%
CME Group Inc.	199,135	38,574,441
Intercontinental Exchange Inc.	627,482	95,101,172
Total Capital Markets		133,675,613
Financial Services — 6.3%
Berkshire Hathaway Inc., Class A Shares	493	324,990,939 *
Visa Inc., Class A Shares	837,638	222,535,288
Total Financial Services		547,526,227
Insurance — 2.4%
Progressive Corp.	308,648	66,087,710
Travelers Cos. Inc.	649,463	140,569,771
Total Insurance		206,657,481

Total Financials		1,423,275,090
Health Care — 12.5%
Biotechnology — 1.4%
AbbVie Inc.	626,185	116,044,604
Health Care Equipment & Supplies — 1.3%
Stryker Corp.	341,611	111,860,522
Health Care Providers & Services — 1.9%
UnitedHealth Group Inc.	287,751	165,790,616
Life Sciences Tools & Services — 2.3%
ICON PLC	204,293	67,097,993 *
Thermo Fisher Scientific Inc.	219,466	134,607,276
Total Life Sciences Tools & Services		201,705,269
Pharmaceuticals — 5.6%
Eli Lilly & Co.	227,893	183,287,503
Johnson & Johnson	855,163	134,987,480
Merck & Co. Inc.	1,490,823	168,656,806
Total Pharmaceuticals		486,931,789

Total Health Care		1,082,332,800
Industrials — 10.3%
Aerospace & Defense — 1.1%
RTX Corp.	832,887	97,855,894
Air Freight & Logistics — 0.8%
United Parcel Service Inc., Class B Shares	549,735	71,668,952
Commercial Services & Supplies — 1.6%
Waste Management Inc.	671,249	136,035,322
Electrical Equipment — 2.3%
Eaton Corp. PLC	357,379	108,925,545
Emerson Electric Co.	752,833	88,164,273
Total Electrical Equipment		197,089,818
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	626,510	$52,514,068
Union Pacific Corp.	191,969	47,364,512
Total Ground Transportation		99,878,580
Industrial Conglomerates — 1.7%
Honeywell International Inc.	742,283	151,982,444
Professional Services — 1.6%
Automatic Data Processing Inc.	544,764	143,065,922

Total Industrials		897,576,932
Information Technology — 25.1%
Communications Equipment — 1.0%
Arista Networks Inc.	267,380	92,660,539 *
Semiconductors & Semiconductor Equipment — 6.3%
ASML Holding NV, Registered Shares	121,493	113,802,493
Broadcom Inc.	285,158	45,819,187
Marvell Technology Inc.	812,344	54,410,801
NVIDIA Corp.	2,846,527	333,100,590
Total Semiconductors & Semiconductor Equipment		547,133,071
Software — 11.9%
Adobe Inc.	264,010	145,641,117 *
Microsoft Corp.	1,718,294	718,848,295
Oracle Corp.	840,178	117,162,822
Synopsys Inc.	91,397	51,028,773 *
Total Software		1,032,681,007
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	2,312,444	513,547,563

Total Information Technology		2,186,022,180
Materials — 5.4%
Chemicals — 3.6%
Ecolab Inc.	361,304	83,349,220
Linde PLC	173,240	78,564,340
PPG Industries Inc.	700,132	88,902,761
Sherwin-Williams Co.	180,146	63,195,217
Total Chemicals		314,011,538
Construction Materials — 1.0%
Vulcan Materials Co.	312,773	85,859,316
Containers & Packaging — 0.8%
Crown Holdings Inc.	750,772	66,593,476
Metals & Mining — 0.0%††
ArcelorMittal SA, Registered Shares	107,924	2,467,143

Total Materials		468,931,473
Real Estate — 1.1%
Specialized REITs — 1.1%
American Tower Corp.	447,147	98,551,199

Utilities — 1.3%
Electric Utilities — 0.3%
NextEra Energy Inc.	339,959	25,969,468
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 1.0%
Sempra		1,119,905	$89,659,594

Total Utilities			115,629,062
Total Investments before Short-Term Investments (Cost — $2,737,529,262)			8,585,227,130
	Rate
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	92,471,671	92,471,671 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	92,471,671	92,471,671 (a)(b)

Total Short-Term Investments (Cost — $184,943,342)			184,943,342
Total Investments — 100.8% (Cost — $2,922,472,604)			8,770,170,472
Liabilities in Excess of Other Assets — (0.8)%			(73,155,865)
Total Net Assets — 100.0%			$8,697,014,607

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $92,471,671 and the cost was $92,471,671 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,585,227,130	—	—	$8,585,227,130
Short-Term Investments†	184,943,342	—	—	184,943,342
Total Investments	$8,770,170,472	—	—	$8,770,170,472

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$61,014,985	$394,796,636	394,796,636	$363,339,950	363,339,950

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,290,834	—	$92,471,671

ClearBridge Appreciation Fund 2024 Quarterly Report